Acquisitions - Pueblo West Organics - Additional Information (Details) - Pueblo West Organics $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 01, 2022 USD ($) ft² a
Acquisitions
Area of indoor licensed marijuana cultivation facility and processing facility (in square foot) | ft²		75,960
Area of licensed marijuana dispensary and cultivation facility (in square foot) | ft²		12,000
Area of licensed outdoor cultivation facility (in acres) | a		2.1
Capitalized transaction costs		$ 0.1
Total unaudited pro forma revenue	$ 1.4
Total unaudited pro forma net income (loss)	(9.7)
Revenue included in the Consolidated Statements of Operations	0.1
Net income (loss) included in the Consolidated Statements of Operations	$ (8.5)